Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities
Accrued liabilities	$ 4,240	$ 2,905	$ 2,910
Accrued incentives	4,140	2,896	1,562
Accrued vacation	391	329	271
Accrued payroll	335	247	226
Total Accrued Liabilities	$ 9,106	$ 6,377	$ 4,969